Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Small Cap Index Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Class A
Trading Symbol	NMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, industrials and real estate sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Carpenter Technology Corp., a company that engages in the manufacture, fabrication and distribution of specialty metals; Brinker International, Inc., an operator of casual dining restaurants, including Chili’s and Maggiano’s Little Italy; Hims & Hers Health, Inc., a telehealth company that provides medications and personal care products; Alaska Air Group, Inc., an airline company; and Lumen Technologies, Inc., a business and enterprise technology solutions company, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The information technology, energy and consumer discretionary sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in SolarEdge Technologies, Inc., a company that specializes in smart energy solutions, primarily focusing on solar power technology; Alpha Metallurgical Resources, Inc., a mining company with operations across Virginia and West Virginia in the U.S.; DoubleVerify Holdings, Inc., a digital media measurement and analytics company that focuses on ad verification, fraud prevention and brand safety; Fortrea Holdings, Inc., a contract research organization providing clinical development and consulting solutions to biopharma and MedTech companies; and Tidewater, Inc., an operator of a fleet of ships for the offshore petroleum and wind industries, were among the Fund’s top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	5.81	10.29	7.88
S&P SmallCap 600® Index	6.27	10.80	8.38
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,745,098,917
Holdings Count | Holdings	607
Advisory Fees Paid, Amount	$ 6,246,703
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,745,098,917
Total number of portfolio holdings	607
Management services fees (represents 0.20% of Fund average net assets)	$ 6,246,703
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%

Columbia Small Cap Index Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, industrials and real estate sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Carpenter Technology Corp., a company that engages in the manufacture, fabrication and distribution of specialty metals; Brinker International, Inc., an operator of casual dining restaurants, including Chili’s and Maggiano’s Little Italy; Hims & Hers Health, Inc., a telehealth company that provides medications and personal care products; Alaska Air Group, Inc., an airline company; and Lumen Technologies, Inc., a business and enterprise technology solutions company, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The information technology, energy and consumer discretionary sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in SolarEdge Technologies, Inc., a company that specializes in smart energy solutions, primarily focusing on solar power technology; Alpha Metallurgical Resources, Inc., a mining company with operations across Virginia and West Virginia in the U.S.; DoubleVerify Holdings, Inc., a digital media measurement and analytics company that focuses on ad verification, fraud prevention and brand safety; Fortrea Holdings, Inc., a contract research organization providing clinical development and consulting solutions to biopharma and MedTech companies; and Tidewater, Inc., an operator of a fleet of ships for the offshore petroleum and wind industries, were among the Fund’s top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.09	10.57	8.15
S&P SmallCap 600® Index	6.27	10.80	8.38
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,745,098,917
Holdings Count | Holdings	607
Advisory Fees Paid, Amount	$ 6,246,703
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,745,098,917
Total number of portfolio holdings	607
Management services fees (represents 0.20% of Fund average net assets)	$ 6,246,703
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%

Columbia Small Cap Index Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CXXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, industrials and real estate sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Carpenter Technology Corp., a company that engages in the manufacture, fabrication and distribution of specialty metals; Brinker International, Inc., an operator of casual dining restaurants, including Chili’s and Maggiano’s Little Italy; Hims & Hers Health, Inc., a telehealth company that provides medications and personal care products; Alaska Air Group, Inc., an airline company; and Lumen Technologies, Inc., a business and enterprise technology solutions company, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The information technology, energy and consumer discretionary sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in SolarEdge Technologies, Inc., a company that specializes in smart energy solutions, primarily focusing on solar power technology; Alpha Metallurgical Resources, Inc., a mining company with operations across Virginia and West Virginia in the U.S.; DoubleVerify Holdings, Inc., a digital media measurement and analytics company that focuses on ad verification, fraud prevention and brand safety; Fortrea Holdings, Inc., a contract research organization providing clinical development and consulting solutions to biopharma and MedTech companies; and Tidewater, Inc., an operator of a fleet of ships for the offshore petroleum and wind industries, were among the Fund’s top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.05	10.56	8.14
S&P SmallCap 600® Index	6.27	10.80	8.38
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,745,098,917
Holdings Count | Holdings	607
Advisory Fees Paid, Amount	$ 6,246,703
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,745,098,917
Total number of portfolio holdings	607
Management services fees (represents 0.20% of Fund average net assets)	$ 6,246,703
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%

Columbia Small Cap Index Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CSPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, industrials and real estate sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Carpenter Technology Corp., a company that engages in the manufacture, fabrication and distribution of specialty metals; Brinker International, Inc., an operator of casual dining restaurants, including Chili’s and Maggiano’s Little Italy; Hims & Hers Health, Inc., a telehealth company that provides medications and personal care products; Alaska Air Group, Inc., an airline company; and Lumen Technologies, Inc., a business and enterprise technology solutions company, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The information technology, energy and consumer discretionary sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in SolarEdge Technologies, Inc., a company that specializes in smart energy solutions, primarily focusing on solar power technology; Alpha Metallurgical Resources, Inc., a mining company with operations across Virginia and West Virginia in the U.S.; DoubleVerify Holdings, Inc., a digital media measurement and analytics company that focuses on ad verification, fraud prevention and brand safety; Fortrea Holdings, Inc., a contract research organization providing clinical development and consulting solutions to biopharma and MedTech companies; and Tidewater, Inc., an operator of a fleet of ships for the offshore petroleum and wind industries, were among the Fund’s top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	6.10	10.57	8.10
S&P SmallCap 600® Index	6.27	10.80	8.38
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,745,098,917
Holdings Count | Holdings	607
Advisory Fees Paid, Amount	$ 6,246,703
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,745,098,917
Total number of portfolio holdings	607
Management services fees (represents 0.20% of Fund average net assets)	$ 6,246,703
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
iShares Core S&P Small-Cap ETF	1.2%
Alaska Air Group, Inc.	0.7%
Hims & Hers Health, Inc., Class A	0.6%
ATI, Inc.	0.6%
VF Corp.	0.6%
Bath & Body Works, Inc.	0.6%
Brinker International, Inc.	0.5%
Mr. Cooper Group, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%